Financial expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finance Expense [Line Items]
Financial expenses	$ 37,822	$ 42,173	$ 38,422
Sociedad Minera Cerro Verde S.A.A. [Member]
Finance Expense [Line Items]
Interest on disputed mining royalties (a)	43,838	68,107	370,159
Tax contingencies (b)	54,098	2,488	4,273
Interest on senior unsecured credit facility (see Note 10(b))	22,351	39,083	49,551
Excess of salaries limit in workers profit sharing	16,591	0
Interest for leases (see Note 10(a))	4,875	5,242
Amortization debt issuance cost (See Note 10(b))	1,673	1,768	2,419
Extinguishment of debt - debt issuance cost (see Note 10(b))	902	1,298	1,902
Capitalized Interest associated to capital projects (see Note 7(a))	(2,544)	(4,504)	(3,790)
Other financial expenses	891	2,395	2,219
Financial expenses	$ 142,675	$ 115,877	$ 426,733